Net Costs Incurred in Oil and Gas Producing Activities (Details) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Net Costs Incurred in Oil and Gas Producing Activities
Acquisition of proved properties Net Costs	$ 6,280,391	$ 9,873,128
Development costs Net Costs	317,042	6,581,343
Total Net Costs Incurred	$ 6,597,433	$ 16,454,471